Derivatives and Hedging Instruments - Summary of Effects of Derivatives on Cash Flow Hedging Relationships in Company's Statements of Income, Derivatives Designated as Hedging Instruments (Detail) - Cash Flow Hedges - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign currency exchange contracts
Derivative [Line Items]
Gain or (Loss) Recognized in OCI- Effective Portion	$ 2,302	$ 1,404
Foreign currency exchange contracts | Salaries and employee benefits
Derivative [Line Items]
Gain or (Loss) Reclassified from OCI into Income - Effective Portion	1,280	755
Foreign currency exchange contracts | Other (expense) income
Derivative [Line Items]
Amount of Gain or (Loss) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing	0	0
Foreign currency exchange contracts
Derivative [Line Items]
Gain or (Loss) Recognized in OCI- Effective Portion	310	(5)
Foreign currency exchange contracts | General and administrative expenses
Derivative [Line Items]
Gain or (Loss) Reclassified from OCI into Income - Effective Portion	76	105
Foreign currency exchange contracts | Other (expense) income
Derivative [Line Items]
Amount of Gain or (Loss) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing	0	0
Interest rate swap agreements
Derivative [Line Items]
Gain or (Loss) Recognized in OCI- Effective Portion	9	(131)
Interest rate swap agreements | Interest expense
Derivative [Line Items]
Gain or (Loss) Reclassified from OCI into Income - Effective Portion	110	0
Interest rate swap agreements | Other (expense) income
Derivative [Line Items]
Amount of Gain or (Loss) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing	$ 0	$ 0